Subsequent Events (Details) $ in Thousands	1 Months Ended
	Feb. 28, 2022 USD ($) d	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 2,464,027	$ 2,759,717
Term of contract, including extension options | d	100
Revolving Credit Facilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 32,000
Weighted average rate		10.00%
Arendal Spirit UMS Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 8,500		$ 25,700
Borrowings, adjustment to interest rate basis	2.00%